UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21227
Investment Company Act File Number

Eaton Vance Pennsylvania Municipal Bond Fund
(Formerly, Eaton Vance Insured Pennsylvania Municipal Bond Fund)
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

September 30
Date of Fiscal Year End

December 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Pennsylvania Municipal Bond Fund	as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 159.0%

Principal
Amount
(000’s omitted)	Security	Value
Hospital — 9.2%
$500	Lancaster County Hospital Authority, (Lancaster General Hospital), 4.50%, 3/15/36	$457,535
125	Lebanon County Health Facilities Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	116,326
1,455	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,441,730
750	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	774,158
820	Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital), 4.50%, 7/1/37	759,090

		$3,548,839

Insured-Electric Utilities — 7.2%
$2,060	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), (NPFG), 4.75%, 2/15/27	$2,040,842
750	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	736,560

		$2,777,402

Insured-Escrowed/Prerefunded — 0.8%
$270	Southcentral General Authority, (Wellspan Health), (NPFG), Escrowed to Maturity, 5.25%, 5/15/31	$288,722

		$288,722

Insured-General Obligations — 30.3%
$1,650	Armstrong County, (NPFG), 5.40%, 6/1/31	$1,659,966
1,250	Bethlehem Area School District, (AGM), 5.25%, 1/15/25(1)	1,328,150
660	Centennial School District, (AGM), 5.25%, 12/15/37	686,756
1,000	Central Greene School District, (AGM), 5.00%, 2/15/35	1,022,040
1,000	Erie School District, (AMBAC), 0.00%, 9/1/30	340,600
500	Harrisburg School District, (AGC), 5.00%, 11/15/33	514,680
2,555	McKeesport School District, (NPFG), 0.00%, 10/1/21	1,517,236
1,500	Norwin School District, (AGM), 3.25%, 4/1/27	1,294,575
1,500	Reading School District, (AGM), 5.00%, 3/1/35	1,534,860
1,000	Scranton School District, (AGM), 5.00%, 7/15/38	1,016,520
2,550	Shaler Area School District, (XLCA), 0.00%, 9/1/33	717,238

		$11,632,621

Insured-Hospital — 8.6%
$250	Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$280,525
500	Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	519,690
1,620	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35(3)	1,597,069
1,000	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.125%, 7/1/28	913,440

		$3,310,724

Insured-Lease Revenue/Certificates of Participation — 4.6%
$500	Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$519,000
1,215	Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,251,256

		$1,770,256

Insured-Private Education — 12.7%
$1,000	Chester County Industrial Development Authority, Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$1,003,770
1,675	Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,690,008
1,755	Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 4.50%, 4/1/36	1,671,743
500	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/37	509,625

		$4,875,146

Principal
Amount
(000’s omitted)	Security	Value
Insured-Public Education — 11.2%
$500	Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$519,775
1,200	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,137,972
1,000	Pennsylvania Higher Educational Facilities Authority, (Clarion University Foundation), (XLCA), 5.00%, 7/1/33	819,520
500	State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/27	531,560
375	State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	394,110
875	State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	904,207

		$4,307,144

Insured-Sewer Revenue — 17.7%
$300	Allegheny County Sanitation Authority, (BHAC), (FGIC), 5.00%, 12/1/32	$309,360
1,500	Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	1,595,760
1,000	Ambridge Borough Municipal Authority, Sewer Revenue, (AGM), 4.60%, 10/15/41	928,180
1,920	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26	797,722
1,555	Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	686,875
2,155	Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	951,906
1,500	University Area Joint Authority, (NPFG), 5.00%, 11/1/26	1,503,795

		$6,773,598

Insured-Special Tax Revenue — 16.1%
$4,075	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/29(2)	$3,929,156
24,665	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	1,415,524
1,770	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	211,674
3,520	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	393,290
2,220	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	230,281

		$6,179,925

Insured-Transportation — 20.5%
$2,000	Allegheny County Port Authority, (FGIC), (NPFG), 5.00%, 3/1/25	$2,033,100
1,000	Allegheny County Port Authority, (FGIC), (NPFG), 5.00%, 3/1/29	1,011,590
2,075	Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,332,943
295	Philadelphia, Airport Revenue, (AGC), 5.375%, 6/15/29	311,381
2,100	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)	2,160,858

		$7,849,872

Insured-Utilities — 4.6%
$1,970	Philadelphia Gas Works Revenue, (AMBAC), 5.00%, 10/1/37	$1,771,188

		$1,771,188

Insured-Water and Sewer — 0.4%
$150	Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	$151,416

		$151,416

Insured-Water Revenue — 6.7%
$1,150	Pennsylvania Economic Development Financing Authority, (BHAC), 5.00%, 10/1/39	$1,163,190
1,530	Philadelphia Water and Wastewater, (AMBAC), 4.25%, 11/1/31	1,404,418

		$2,567,608

Private Education — 7.6%
$2,900	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	$2,917,487

		$2,917,487

Senior Living/Life Care — 0.5%
$200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$191,868

		$191,868

Principal
Amount
(000’s omitted)	Security	Value
Special Tax Revenue — 0.3%
$110	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$115,936

		$115,936

Total Tax-Exempt Investments — 159.0% (identified cost $62,806,302)		$61,029,752

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.6)%		$(21,726,196)

Other Assets, Less Liabilities — (2.4)%		$(918,366)

Net Assets Applicable to Common Shares — 100.0%		$38,385,190

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2009, 88.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 27.6% of total investments.

(1)		When-issued security.

(2)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)		Security represents the underlying municipal bond of an inverse floater.

A summary of financial instruments outstanding at December 31, 2009 is as follows:

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation
Barclays Bank PLC	$3,000,000	4.220%	3-month USD- LIBOR-BBA	July 27, 2010 / July 27, 2039	$154,021
JPMorgan Chase Co.	725,000	4.097	3-month USD- LIBOR-BBA	March 15, 2010 / March 15, 2040	56,451

					$210,472

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts.

At December 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $210,472.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$61,008,750

Gross unrealized appreciation	$864,837
Gross unrealized depreciation	(2,703,835)

Net unrealized depreciation	$(1,838,998)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$61,029,752	$—	$61,029,752

Total Investments	$—	$61,029,752	$—	$61,029,752

Interest Rate Swaps	$—	$210,472	$—	$210,472

Total	$—	$61,240,224	$—	$61,240,224

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective February 1, 2010, the name of the Fund was changed from Eaton Vance Insured Pennsylvania Municipal Bond Fund.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Bond Fund

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	February 22, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 22, 2010